Employee Termination Benefits and Facility Closures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Future minimum lease payment	$ 252
Facilities
Restructuring Cost and Reserve [Line Items]
Future minimum lease payment	$ 15